                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2008

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                     Albany NY                    5/09/2008
---------------------------------   --------------------------   ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number             Name

    28-11456

       ---------------------------   ------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -
Form 13F Information Table Entry Total:   51
                                          ---
Form 13F Information Table Value Total:   110,753
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28-

      02          28-

      03          28-

QUANTITY     CUSIP                 ISSUER              SYMBOL    PRICE      MARKET VALUE     CLASS   DISCRETION   VOTING AUTORITY
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SOLE          PARTIAL
  59,268   00817Y108   AETNA U S HEALTHCARE            AET      $ 42.09   $  2,494,590.12   COMMON      SOLE          PARTIAL
   47079    25816109   AMERICAN EXPRESS CO             AXP      $ 43.72   $  2,058,293.88   COMMON      SOLE          PARTIAL
  27,582   037411105   APACHE CORP COM                 APA      $120.82   $  3,332,457.24   COMMON      SOLE          PARTIAL
   10373    42744102   ARROW FINL CORP                 AROW     $ 22.49   $    233,288.77   COMMON      SOLE          PARTIAL
  40,085   067383109   BARD, C R INC                   BCR      $ 96.40   $  3,864,194.00   COMMON      SOLE          PARTIAL
 153,525   17275R102   CISCO SYS INC                   CSCO     $ 24.09   $  3,698,417.25   COMMON      SOLE          PARTIAL
  57,542   194162103   COLGATE PALMOLIVE CO            CL       $ 77.91   $  4,483,097.22   COMMON      SOLE          PARTIAL
  34,983   20825C104   CONOCOPHILLIPS COM              COP      $ 76.21   $  2,666,054.43   COMMON      SOLE          PARTIAL
  59,052   126650100   CVS CORP                        CVS      $ 40.51   $  2,392,196.52   COMMON      SOLE          PARTIAL
   48235   237194105   DARDEN RESTAURANTS              DRI      $ 32.55   $  1,570,049.25   COMMON      SOLE          PARTIAL
    2400   25179M103   DEVON ENERGY CORP NEW           DVN      $104.33   $    250,392.00   COMMON      SOLE          PARTIAL
  55,358   30231G102   EXXON CORPORATION               XOM      $ 84.58   $  4,682,179.64   COMMON      SOLE          PARTIAL
  30,145   354613101   FRANKLIN RES INC COM            BEN      $ 96.99   $  2,923,763.55   COMMON      SOLE          PARTIAL
  36,205   369550108   GENERAL DYNAMICS CORP           GD       $ 83.37   $  3,018,410.85   COMMON      SOLE          PARTIAL
  76,765   369604103   GENERAL ELEC CO                 GE       $ 37.01   $  2,841,072.65   COMMON      SOLE          PARTIAL
  28,518   416515104   HARTFORD FINL SVCS GR           HIG      $ 75.77   $  2,160,808.86   COMMON      SOLE          PARTIAL
  31,997   459200101   INTERNATIONAL BUSINES           IBM      $115.14   $  3,684,134.58   COMMON      SOLE          PARTIAL
   56645   464287242   ISHARES IBOXX INV GR CORP BD    LQD      $105.20   $  5,959,054.00   COMMON      SOLE          PARTIAL
    2907   464287440   ISHARES TR 7-10 YR TREASINDEX
                          FD                           IEF      $ 91.69   $    266,542.83   COMMON      SOLE          PARTIAL
    9960   464287457   ISHARES TR 1-3 YR TREASINDEX
                          FD                           SHY      $ 84.23   $    838,930.80   COMMON      SOLE          PARTIAL
     485   464287713   ISHARES TR DOW JONES US
                          TELECOMMUNICATIONS  IYZ               $ 23.37   $     11,334.45   COMMON      SOLE          PARTIAL
    2065   464287721   ISHARES TR DOW JONES
                          USTECHNOLOGY SECTORIN        IYW      $ 52.50   $    108,412.50   COMMON      SOLE          PARTIAL
    7098   464288661   ISHARES TR LEHMAN 3-7YR TREAS
                          BD FD                        IEI      $110.63   $    785,251.74   COMMON      SOLE          PARTIAL
     920   464288612   ISHARES TR LEHMAN INTERGOVT
                          CR BD FD                     GVI      $105.13   $     96,719.60   COMMON      SOLE          PARTIAL
  121632   464287226   ISHARES TR LEHMAN US
                          AGGREGATE BD FD              AGG      $102.68   $ 12,489,173.76   COMMON      SOLE          PARTIAL
   84174   416515104   ISHARES TR MSCIEAFE INDEX FD    EFA      $ 71.90   $  6,052,110.60   COMMON      SOLE          PARTIAL
     520   464287655   ISHARES TR RUSSELL 2000INDEX
                          FD                           IWM      $ 68.29   $     35,510.80   COMMON      SOLE          PARTIAL
    9768   464287309   ISHARES TR S&P 500/
                          GROWTHINDEX FD ISHARES       IVW      $ 62.70   $    612,453.60   COMMON      SOLE          PARTIAL
    4762   464287408   ISHARES TR S&P 500/
                          VALUEINDEX FD                IVE      $ 69.24   $    329,720.88   COMMON      SOLE          PARTIAL
     662   464287606   ISHARES TR S&P MICAP400/
                          GROWTH INDEXFUND             IJK      $ 81.51   $     53,959.62   COMMON      SOLE          PARTIAL
     392   464287705   ISHARES TR S&P MIDCAP400/
                          VALUEINDEX FD                IJJ      $ 73.03   $     28,627.76   COMMON      SOLE          PARTIAL
      92   464287887   ISHARES TR S&P SMALLCAP600/
                          GROWTHINDEX FD               IJT      $123.64   $     11,374.88   COMMON      SOLE          PARTIAL
     288   464287879   ISHARES TR S&P SMALLCAP600/
                          VALUEINDEX FD                IJS      $ 65.44   $     18,846.72   COMMON      SOLE          PARTIAL
    1854   464287804   ISHARES TRUST S&P SMALLCAP600
                          INDEX FD                     IJR      $ 59.93   $    111,110.22   COMMON      SOLE          PARTIAL
   42683   580645109   MCGRAW-HILL COS INC
                          FORMERLYMCGRAW- HILLIN       MHP      $ 36.95   $  1,577,136.85   COMMON      SOLE          PARTIAL
   62618   594918104   MICROSOFT CORP                  MSFT     $ 28.38   $  1,777,098.84   COMMON      SOLE          PARTIAL
 211,580   68389X105   ORACLE SYS CORP                 ORCL     $ 19.56   $  4,138,504.80   COMMON      SOLE          PARTIAL
  59,566   713448108   PEPSICO INC                     PEP      $ 72.20   $  4,300,665.20   COMMON      SOLE          PARTIAL
   39765   744573106   PUBLIC SVC ENTERPRISE GROUP
                          INC COM                      PEG      $ 40.19   $  1,598,155.35   COMMON      SOLE          PARTIAL
   27479   595635103   S & P MID CAP 400 DEPRCPTS
                          MID CAP SPDRS                MDY      $141.16   $  3,878,935.64   COMMON      SOLE          PARTIAL


  58,873   81369Y886   SECTOR SPDR TR SH BEN           XLU      $ 37.94   $  2,233,641.62   COMMON      SOLE          PARTIAL
  79,280   81369Y100   SECTOR SPDR TR SHS BE           XLB      $ 40.17   $  3,184,677.60   COMMON      SOLE          PARTIAL
    2525   81369y308   SECTOR SPDR TR SHS BENINT
                          CONSUMER STAPLES             XLP      $ 27.86   $     70,346.50   COMMON      SOLE          PARTIAL
    1290   81369y506   SECTOR SPDR TR SHS BENINT
                          ENERGY                       XLE      $ 74.06   $     95,537.40   COMMON      SOLE          PARTIAL
    2530   81369y605   SECTOR SPDR TR SHS BENINT
                          FINANCIAL                    XLF      $ 24.87   $     62,921.10   COMMON      SOLE          PARTIAL
    2205   81369y704   SECTOR SPDR TR SHS BENINT
                          INDUSTRIAL                   XLI      $ 37.40   $     82,467.00   COMMON      SOLE          PARTIAL
    1030   81369y407   SELECT SECTOR SPDR TRCONSUMER
                          DISCRETIONAR                 XLY      $ 30.72   $     31,641.60   COMMON      SOLE          PARTIAL
    1140   81369Y209   SELECT SECTOR SPDR TRHEALTH
                          CARE FORMERLYC               XLV      $ 31.17   $     35,533.80   COMMON      SOLE          PARTIAL
  44,609   78462F103   SPDR TR UNIT SER 1              SPY      $131.97   $  5,887,049.73   COMMON      SOLE          PARTIAL
  73,165   913017109   UNITED TECHNOLOGIES C           UTX      $ 68.82   $  5,035,215.30   COMMON      SOLE          PARTIAL
  71,374   92343V104   VERIZON COMMUNICATION           VZ       $ 36.45   $  2,601,582.30   COMMON      SOLE          PARTIAL

                                                                          $110,753,646.20